RELATED PARTY TRANSACTIONS (Details1)	1 Months Ended
Feb. 28, 2021
Minimums	The minimum (2,500 gallons per year) is deemed to have been satisfied through December 31, 2022
New MiteXstream Agreement [Member]
Term	December 31, 2080
Territory	Worldwide Exclusive
Royalty	$10.00 per gallon manufactured
Minimums	2,500 gallons of concentrate manufactured per year (2)
Sublicensing	Right to sublicense granted
Trademarks	For no extra consideration, rights granted to use “MiteXstream” and “Harnessing the Power of Water”
Original MiteXstream Agreement [Member]
Term	Initial terms of 10 years, with one 10-year renewal term
Territory	United States and Canada
Royalty	Effective royalty of an estimated $50 per gallon
Minimums	$20,000 of product per year
Sublicensing	No right to sublicense
Trademarks	For no extra consideration, rights granted to use “MiteXstream”